RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Professional fees	[1]	$ 1,029	$ 1,391
Shareholders [Member]
Disclosure of transactions between related parties [line items]
Professional fees		$ 455	$ 534

[1]	Includes payments to shareholders for the years ended 2021 and 2020 of $455 and $534, respectively.